Financial Instruments and Financial Risk Management (Details)	6 Months Ended
	Jun. 30, 2025 Years $ / shares	Jun. 30, 2024 Years $ / shares
Financial Instruments and Financial Risk Management [Line Items]
Share price (in Dollars per share) | $ / shares	$ 1.35	$ 4.17
Bottom of range [member]
Financial Instruments and Financial Risk Management [Line Items]
Risk-free interest rate	4.41%	4.99%
Expected term (in Years)	0.2	0.36
Volatility rate	96.47%	96.54%
Top of range [member]
Financial Instruments and Financial Risk Management [Line Items]
Risk-free interest rate	4.44%	5.43%
Expected term (in Years)	0.25	1.25
Volatility rate	100.45%	109.20%